Deferred Government Grants (Details)	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Deferred Government Grants (Details) [Line Items]
Government grants deferred	¥ 4,000,000		¥ 3,600,000
Government grants income	26,072,517	$ 3,794,187	23,020,413	¥ 3,530,405
Government Assistance, Other Subsidies [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income	15,700,000		20,800,000
Government Grants for Property, Plant and Equipment [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income			18,500,000
Government grant recognized income	1,500,000
Amortized deferred government grant			1,400,000
Current deferred			1,500,000
Current deferred government grant	19,100,000
Government Grants for Research and Development [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income	9,000,000		2,000,000
Current deferred			800,000
Current deferred government grant			4,500,000
Government grant recognized income			¥ 800,000
Government grants [Member]
Deferred Government Grants (Details) [Line Items]
Government grants income	¥ 100,000